                                                      PROSPECTUS - JUNE 18, 2001

Morgan Stanley
                                                           KLD SOCIAL INDEX FUND

                                 [COVER PHOTO]

                                  A MUTUAL FUND THAT SEEKS TO PROVIDE INVESTMENT
                                       RESULTS THAT, BEFORE EXPENSES, CORRESPOND
                                   TO THE TOTAL RETURN (i.e., THE COMBINATION OF
               CAPITAL CHANGES AND INCOME) OF THE KLD LARGE CAP SOCIAL INDEX-SM-

  The Securities and Exchange Commission has not approved or disapproved these
                         Securities or passed upon the
 adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

The Fund                  Investment Objective..................................                   1
                          Principal Investment Strategies.......................                   1
                          Principal Risks.......................................                   2
                          Fees and Expenses.....................................                   5
                          Additional Investment Strategy Information............                   6
                          Additional Risk Information...........................                   7
                          Fund Management.......................................                   7

Shareholder Information   Pricing Fund Shares...................................                   8
                          How to Buy Shares.....................................                   8
                          How to Exchange Shares................................                  10
                          How to Sell Shares....................................                  12
                          Distributions.........................................                  13
                          Tax Consequences......................................                  14
                          Share Class Arrangements..............................                  15

Our Family of Funds       ......................................................   Inside Back Cover

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND. PLEASE READ
                          IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

THE FUND

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           Morgan Stanley KLD Social Index Fund seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the KLD Large Cap Social Index-SM- (the "KLD Index").

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund will normally invest at least 80% of its assets in common stocks of companies included in the KLD Index, an index comprised of stocks that meet certain social and environmental criteria. The KLD Index is a newly created common stock index comprised of the stocks of U.S. companies which are weighted according to market capitalization. The KLD Index was developed by Kinder, Lydenberg, Domini & Co., Inc. ("KLD") based on certain social and environmental criteria. The KLD Index is derived by KLD from the constituents of the Russell 1000-Registered Trademark- Index. The Russell 1000 Index measures the performance of the 1000 largest companies in the United States and is considered representative of the United States large capitalization securities market. The Russell 1000 Index is reconstituted annually on June 30.

           It is anticipated that the KLD Index will contain stocks of approximately 700 issuers. The Fund may not purchase all of the securities contained in the KLD Index because of the practical difficulties and expense of purchasing and selling such a large number of securities. Instead, the "Investment Manager," Morgan Stanley Investment Advisors Inc., may use statistical sampling in an attempt to recreate the portfolio characteristics of the KLD Index.

           The KLD Index is reconstituted once a year based on an updated list of the companies comprising the Russell 1000 Index. In addition, the KLD Index may be adjusted monthly to reflect changes resulting from the application of social criteria.

           KLD selects companies from the Russell 1000 Index for inclusion in the KLD Index based on KLD's evaluation of their corporate and social responsibility, as well as certain financial criteria. The following are the principal social criteria KLD currently considers when selecting companies for inclusion in the KLD Index:

           - Safe and useful products, including a company's record with regard to product safety, marketing practices and commitment to quality.

                           --------------------------

           The KLD Large Cap Social Index (KLD Index) is a service mark of Kinder, Lydenberg, Domini & Co., Inc. (KLD). Morgan Stanley KLD Social Index Fund is not promoted or endorsed by, nor in any way affiliated with KLD. KLD is not responsible for and has not reviewed the Fund nor any associated literature or publications and KLD makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

           The KLD Index is derived from the constituents of the Russell 1000 Index. The Russell 1000 Index is a trademark/service mark of the Frank Russell Company (FRC). The use of the Russell 1000 Index as the universe for the KLD Index in no way suggests or implies an opinion by FRC as to the attractiveness of the KLD Index or of the investment in any or all of the securities upon which the Russell 1000 Index or KLD Index are based.

           - Employee relations, including a company's record with regard to labor matters, workplace safety, equal employment opportunities, employee benefit programs, non-U.S. operations, and meaningful participation in company profits either through stock purchase or profit sharing plans.

           - Corporate citizenship, including a company's record with regard to philanthropic activities and community relations.

           - Environmental performance, including a company's record with regard to fines or penalties, waste disposal, toxic emissions, efforts in waste reduction and emissions reduction, recycling, and environmentally beneficial fuels, products and services.

           In addition, the KLD Index excludes companies that derive more than 2% or $50 million of their gross revenues from the sale of military weapons, companies that derive any revenues from the manufacture of tobacco products, alcoholic beverages or gambling operations, and companies that own or operate nuclear power plants.

           In order to be included in the KLD Index, a company must also meet certain financial criteria. In determining which stocks will be included in the KLD Index, KLD will evaluate a company's financial solvency and market capitalization.

           The Investment Manager seeks a correlation between the performance of the Fund, before expenses, and that of the KLD Index of 95% or better. A figure of 100% would indicate perfect correlation.

           Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends.

           The remaining 20% of the Fund's assets may be invested in stock index futures. The Fund may also invest in shares of index funds.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
           There is no assurance that the Fund will achieve its investment objective. The Fund's share price and return will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

           A principal risk of investing in the Fund is associated with its equity investments. In general, stock and other equity securities' values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. These prices can fluctuate widely in response to these factors.

           INDEX INVESTING. Another risk of investing in the Fund arises from its operation as an index fund. As such, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Fund's portfolio. The Fund will remain invested in equity securities even when stock prices are generally falling. Ordinarily, the Investment Manager will not sell the Fund's portfolio securities, except to reflect additions or deletions to the securities that comprise the KLD Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares. In addition, the Fund may from time to time sell securities to realize losses for purposes of offsetting capital gains the Fund has realized.

           The performance of the KLD Index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs which will be borne by the Fund (e.g., management fees, transfer agency and accounting costs).

           The Fund's ability to correlate its performance, before expenses, with the performance of the KLD Index may be affected by, among other things, changes in securities markets, the manner in which the KLD Index is calculated, the timing of purchases and sales and the success of any statistical sampling utilized by the Investment Manager. The Fund's ability to correlate its performance to that of the Index also depends to some extent on the size of the Fund's portfolio, the size of cash flows into and out of the Fund and differences between how and when the Fund and the KLD Index are valued. The Investment Manager regularly monitors the correlation and, in the event the desired correlation is not achieved, the Investment Manager will determine what additional investment changes may need to be made.

           MEDIUM CAPITALIZATION COMPANIES. The KLD Index may include medium-sized companies which generally have market capitalizations greater than $1 billion but less than $5 billion. Investing in securities of these companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than the stocks of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

           INDUSTRY CONCENTRATION. The KLD Index may, at any time, be concentrated in companies engaged in a particular industry and, therefore, the value of the Fund's shares may be significantly impacted by developments affecting that industry. For example, the Index is currently concentrated in the technology industry. As a result, the value of the Fund's shares may be substantially more volatile than share values of funds that do not invest in technology-oriented companies. The technology sector is a rapidly changing field, and stocks of these companies may be subject to more abrupt or erratic market movements than the stock market in general. The products and services of technology-oriented companies may be subject to rapid obsolescence as a result of greater competition, advancing technological developments, and changing market and consumer preferences. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people. As a result, the securities of these companies may exhibit substantially greater price volatility than those of companies in other industries.

           NON-DIVERSIFIED STATUS. The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of an individual corporation. Thus, the Fund's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree.

           OTHER RISKS. The performance of the Fund also will depend on whether the Investment Manager is successful in applying the Fund's investment strategies, including the Investment Manager's ability to manage cash flows (primarily from purchases and sales, and distributions from the Fund's investments). The Fund is subject to other risks from its permissible investments including the risks associated with stock index futures and index funds. For more information about these risks, see the "Additional Risk Information" section.

           Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

           The Fund was recently organized and, as of the date of this PROSPECTUS, had no historical performance to report.

[Sidebar]
SHAREHOLDER FEES
THESE FEES ARE PAID DIRECTLY FROM YOUR INVESTMENT.

ANNUAL FUND OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS.
[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers four classes of shares: Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The Fund does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.

                                               CLASS A   CLASS B   CLASS C   CLASS D
------------------------------------------------------------------------------------
 SHAREHOLDER FEES
------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on
 purchases (as a percentage of offering
 price)                                         5.25%(1) None      None      None
------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a
 percentage based on the lesser of
 the offering price or net asset value
 at redemption)                                None(2)    5.00%(3)  1.00%(4) None
------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------
 Management fee(5)                              0.22%     0.22%     0.22%     0.22%
------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees          0.25%     1.00%     1.00%    None
------------------------------------------------------------------------------------
 Other expenses(5,6)                            0.38%     0.38%     0.38%     0.38%
------------------------------------------------------------------------------------
 Total annual Fund operating expenses           0.85%     1.60%     1.60%     0.60%
------------------------------------------------------------------------------------

1    Reduced for purchases of $25,000 and over.
2 Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within one year after purchase, except for certain specific circumstances.
3 The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
4    Only applicable if you sell your shares within one year after purchase.
5 The expenses and fees disclosed above do not reflect that the Investment Manager has agreed to assume all operating expenses (except for brokerage and 12b-1 fees) and waive the compensation provided in its investment management agreement until such time as the Fund has $50 million of net assets or until six months from the date of commencement of the Fund's operations, whichever occurs first. Thereafter, the Investment Manager has agreed under its Investment Management Agreement with the Fund to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's management fees to the extent such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis. The fees and expenses disclosed above reflect this expense cap.
6 "Other Expenses" are estimated based on expenses anticipated for the first complete fiscal year of the Fund.

           EXAMPLE

           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

                  IF YOU SOLD YOUR SHARES:   IF YOU HELD YOUR SHARES:
                  -------------------------  -------------------------
                    1 YEAR       3 YEARS       1 YEAR       3 YEARS
 ------------------------------------------  -------------------------
  CLASS A            $607          $782         $607          $782
 ------------------------------------------  -------------------------
  CLASS B            $663          $805         $163          $505
 ------------------------------------------  -------------------------
  CLASS C            $263          $505         $163          $505
 ------------------------------------------  -------------------------
  CLASS D            $ 61          $192         $ 61          $192
 ------------------------------------------  -------------------------

[ICON]  ADDITIONAL INVESTMENT STRATEGY INFORMATION
--------------------------------------------------------------------------------
           This section provides additional information relating to the Fund's principal investment strategies.

           STOCK INDEX FUTURES. The Fund may invest in stock index futures. Stock index futures contracts may be used to assist in seeking performance that corresponds to the performance of the KLD Index and/or to assist in managing cash flows into and out of the Fund. Presently, there are no stock index futures contracts on the KLD Index; however, the Fund may use futures on other indexes the Investment Manager believes to be representative of securities contained in the KLD Index. Such other indexes may be comprised in part of securities that would not meet KLD's eligibility criteria for the KLD Index.

           INDEX FUNDS. The Fund may invest up to 10% of its net assets in shares of various index funds that hold securities included in the KLD Index. Such index funds may be comprised in part of securities that would not meet KLD's eligibility criteria for the KLD Index. No more than 5% of the Fund's net assets will be invested in any one index fund.

           The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

[Sidebar]
MORGAN STANLEY INVESTMENT ADVISORS INC.
THE INVESTMENT MANAGER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND TOGETHER WITH MORGAN STANLEY SERVICES COMPANY INC., ITS WHOLLY-OWNED SUBSIDIARY, HAD APPROXIMATELY $145 BILLION IN ASSETS UNDER MANAGEMENT AS OF MAY 31, 2001.
[End Sidebar]

[ICON]  ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------
           This section provides additional information relating to the principal risks of investing in the Fund.

           STOCK INDEX FUTURES. If the Fund invests in futures, its participation in these markets would subject the Fund's portfolio to certain risks. In particular, there may be a risk of imperfect correlation between the price of futures contracts and movements in the prices of the securities which comprise the KLD Index.

           INDEX FUNDS. Shares of index funds have many of the same risks as direct investments in common stocks. Their market value is expected to rise and fall as the underlying index rises and falls. If the Fund invests in shares of index funds, it would, in addition to its own expenses, indirectly bear its ratable share of the index fund's expenses.

[ICON]  FUND MANAGEMENT
--------------------------------------------------------------------------------
           The Fund has retained the Investment Manager - Morgan Stanley Investment Advisors Inc. - to provide administrative services and manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.

           The Fund's portfolio is managed within the Investment Manager's Core Growth Group. Alice Weiss, a Vice President of the Investment Manager, is the primary portfolio manager of the Fund. Ms. Weiss has been a portfolio manager with the Investment Manager for over five years.

           The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is calculated at the annual rate of 0.40% of the Fund's average daily net assets. The Investment Manager has agreed under its Investment Management Agreement with the Fund to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving its management fees to the extent such operating expenses exceed on an annualized basis 0.60% of the average daily net assets of the Fund. This may reduce the investment management fee below 0.40% of the Fund's average daily net assets. For example, if the Fund paid "other expenses" equal to 0.25% of its average daily net assets, then the investment management fee rate paid by the Fund would equal 0.35% of the Fund's average daily net assets.

[Sidebar]
CONTACTING A FINANCIAL ADVISOR
IF YOU ARE NEW TO THE MORGAN STANLEY FAMILY OF FUNDS AND WOULD LIKE TO CONTACT A FINANCIAL ADVISOR, CALL TOLL-FREE 1-866-MORGAN8 FOR THE TELEPHONE NUMBER OF THE MORGAN STANLEY OFFICE NEAREST YOU. YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE AT:
www.morganstanley.com/funds
[End Sidebar]

SHAREHOLDER INFORMATION

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
           The price of Fund shares (excluding sales charges), called "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

           The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

           The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price.

           An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

[ICON]  HOW TO BUY SHARES
--------------------------------------------------------------------------------
           You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

           Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

[Sidebar]
EASYINVEST-SM-
A PURCHASE PLAN THAT ALLOWS YOU TO TRANSFER MONEY AUTOMATICALLY FROM YOUR CHECKING OR SAVINGS ACCOUNT OR FROM A MONEY MARKET FUND ON A SEMI-MONTHLY, MONTHLY OR QUARTERLY BASIS. CONTACT YOUR MORGAN STANLEY FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.
[End Sidebar]

           When you buy Fund shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Fund shares.

 MINIMUM INVESTMENT AMOUNTS
 -----------------------------------------------------------------------------------
                                                                 MINIMUM INVESTMENT
                                                                 -------------------
 INVESTMENT OPTIONS                                              INITIAL  ADDITIONAL
 -----------------------------------------------------------------------------------
  Regular Accounts                                               $1,000     $100
 -----------------------------------------------------------------------------------
  Individual Retirement
  Accounts:                      Regular IRAs                    $1,000     $100
                                 Education IRAs                    $500     $100
 -----------------------------------------------------------------------------------
  EASYINVEST-SM-                 (Automatically from your
                                 checking or savings account or
                                 Money Market Fund)               $100*     $100*
 -----------------------------------------------------------------------------------

*    Provided your schedule of investments totals $1,000 in twelve months.

           There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/ or brokerage services, (3) the following programs approved by the Fund's distributor: (i) qualified state tuition plans described in
           Section 529 of the Internal Revenue Code and (ii) certain other investment programs that do not charge an asset-based fee, or
           (4) employer-sponsored employee benefit plan accounts.

           INVESTMENT OPTIONS FOR CERTAIN INSTITUTIONAL AND OTHER
           INVESTORS/CLASS D SHARES. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this Prospectus.

           SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

           - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase, and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

           - Make out a check for the total amount payable to: Morgan Stanley KLD Social Index Fund.

           - Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

[ICON]  HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
           PERMISSIBLE FUND EXCHANGES. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. In addition, Class A shares of the Fund may be exchanged for shares of an FSC Fund (funds subject to a front-end sales charge). See the inside back cover of this PROSPECTUS for each Morgan Stanley Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or FSC Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund's current prospectus for its designation.

           Exchanges may be made after shares of the fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objective(s), policies and investment minimum, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase.

           EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent - Morgan Stanley Dean Witter Trust FSB - and then write the transfer agent or call
           (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling
           (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

           An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

           The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

           TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

           Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

           MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

           TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of the Fund for shares of another Morgan Stanley Fund, there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of the Fund's shares - and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.

           You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

           LIMITATIONS ON EXCHANGES. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.

           CDSC CALCULATIONS ON EXCHANGES. See the "Share Class Arrangements" section of this PROSPECTUS for a discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Fund that are exchanged for shares of another.

           For further information regarding exchange privileges, you should contact your Morgan Stanley Financial Advisor or call
           (800) 869-NEWS.

[ICON]  HOW TO SELL SHARES
--------------------------------------------------------------------------------
           You can sell some or all of your Fund shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next price calculated after we receive your order to sell as described below.

 OPTIONS             PROCEDURES
 ------------------------------------------------------------------------------------------
  Contact Your       To sell your shares, simply call your Morgan Stanley Financial Advisor
  Financial Advisor  or other authorized financial representative.
                     ----------------------------------------------------------------------
  [ICON]             Payment will be sent to the address to which the account is registered, or deposited in your brokerage account.
 ------------------------------------------------------------------------------------------
  By Letter          You can also sell your shares by writing a "letter of instruction"
                     that includes:
  [ICON]             - your account number;
                     - the name of the Fund;
                     - the dollar amount or the number of shares you wish to sell;
                     - the Class of shares you wish to sell; and
                     - the signature of each owner as it appears on the account.
                     ----------------------------------------------------------------------
                     If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Dean Witter Trust
                     FSB. (You should contact Morgan Stanley Dean Witter Trust FSB at
                     (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                     ----------------------------------------------------------------------
                     Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box
                     983, Jersey City, NJ 07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                     ----------------------------------------------------------------------
                     A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
 ------------------------------------------------------------------------------------------
  Systematic         If your investment in all of the Morgan Stanley Family of Funds has a
  Withdrawal Plan    total market value of at least $10,000, you may elect to withdraw
  [ICON]             amounts of $25 or more, or in any whole percentage of a fund's balance
                     (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least
                     $1,000. Each time you add a fund to the plan, you must meet the plan requirements.
                     ----------------------------------------------------------------------
                     Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements" section of this Prospectus.
                     ----------------------------------------------------------------------
                     To sign up for the Systematic Withdrawal Plan, contact your Morgan
                     Stanley Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
 ------------------------------------------------------------------------------------------

           PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

[Sidebar]
TARGETED DIVIDENDS-SM-
YOU MAY SELECT TO HAVE YOUR FUND DISTRIBUTIONS AUTOMATICALLY INVESTED IN OTHER CLASSES OF FUND SHARES OR CLASSES OF ANOTHER MORGAN STANLEY FUND THAT YOU OWN. CONTACT YOUR MORGAN STANLEY FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.
[End Sidebar]

           Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

           TAX CONSIDERATIONS. Normally, your sale of Fund shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this PROSPECTUS and consult your own tax professional about the tax consequences of a sale.

           REINSTATEMENT PRIVILEGE. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

           INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EASYINVEST-SM-, if after 12 months the shareholder has invested less than $1,000 in the account.

           However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

           MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------
           The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns income from stocks and interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

           The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares usually will be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are distributed to shareholders annually. Capital gains, if any, are usually distributed in December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

           Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. However, if you purchase Fund shares through a Financial Advisor within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
           As with any investment, you should consider how your Fund investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

           Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

           - The Fund makes distributions; and

           - You sell Fund shares, including an exchange to another Morgan Stanley Fund.

           TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.

           Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

           TAXES ON SALES. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley

           Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

           When you open your Fund account, you should provide your Social Security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

[ICON]  SHARE CLASS ARRANGEMENTS
--------------------------------------------------------------------------------
           The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

           The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC - contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

           The chart below compares the sales charge and the annual 12b-1 fees applicable to each Class:

                                                                               MAXIMUM
                                                                                ANNUAL
 CLASS     SALES CHARGE                                                       12b-1 FEE
 --------------------------------------------------------------------------------------------
  A        Maximum 5.25% initial sales charge reduced for purchase of
           $25,000 or more; shares sold without an initial sales charge
           are generally subject to a 1.0% CDSC during the first year           0.25%
 --------------------------------------------------------------------------------------------
  B        Maximum 5.0% CDSC during the first year decreasing to 0%
           after six years                                                      1.00%
 --------------------------------------------------------------------------------------------
  C        1.0% CDSC during the first year                                      1.00%
 --------------------------------------------------------------------------------------------
  D        None                                                              None
 --------------------------------------------------------------------------------------------

[Sidebar]
FRONT-END SALES CHARGE OR FSC
AN INITIAL SALES CHARGE YOU PAY WHEN PURCHASING CLASS A SHARES THAT IS BASED ON A PERCENTAGE OF THE OFFERING PRICE. THE PERCENTAGE DECLINES BASED UPON THE DOLLAR VALUE OF CLASS A SHARES YOU PURCHASE. WE OFFER THREE WAYS TO REDUCE YOUR CLASS A SALES CHARGES - THE COMBINED PURCHASE PRIVILEGE, RIGHT OF ACCUMULATION AND LETTER OF INTENT.
[End Sidebar]

         CLASS A SHARES Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                                   FRONT-END SALES CHARGE
                                      ------------------------------------------------
 AMOUNT OF                            PERCENTAGE OF PUBLIC   APPROXIMATE PERCENTAGE OF
 SINGLE TRANSACTION                      OFFERING PRICE         NET AMOUNT INVESTED
 -------------------------------------------------------------------------------------
  Less than $25,000                               5.25%                     5.54%
 -------------------------------------------------------------------------------------
  $25,000 but less than $50,000                   4.75%                     4.99%
 -------------------------------------------------------------------------------------
  $50,000 but less than $100,000                  4.00%                     4.17%
 -------------------------------------------------------------------------------------
  $100,000 but less than $250,000                 3.00%                     3.09%
 -------------------------------------------------------------------------------------
  $250,000 but less than $1 million               2.00%                     2.04%
 -------------------------------------------------------------------------------------
  $1 million and over                             0.00%                     0.00%
 -------------------------------------------------------------------------------------

    The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

    - A single account (including an individual, trust or fiduciary account).

    - Family member accounts (limited to husband, wife and children under the age of 21).

    - Pension, profit sharing or other employee benefit plans of companies and their affiliates.

    - Tax-exempt organizations.

    - Groups organized for a purpose other than to buy mutual fund shares.

    COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

    RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges, if the cumulative net asset value of Class A shares of the Fund purchased in a single transaction, together with shares of other funds you currently own which were previously purchased at a price including a front-end sales charge (or Class A shares purchased at $1 million or more), and shares acquired through reinvestment of distributions, amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase
           Class D shares of any fund subject to the fund's minimum initial investment requirement.

           You must notify your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley DW Inc. ("Morgan Stanley DW") or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.

           LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class A shares of the Fund or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the Letter of Intent, and (2) the cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You can obtain a Letter of Intent by contacting your Morgan Stanley Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.

           OTHER SALES CHARGE WAIVERS. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or a CDSC upon sale) if your account qualifies under one of the following categories:

           - A trust for which Morgan Stanley Dean Witter Trust FSB provides discretionary trustee services.

           - Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset based fee for investment advisory, administrative and/or brokerage services.

           - Qualified state tuition plans described in Section 529 of the Internal Revenue Code and donor-advised charitable gift funds (subject to all applicable terms and conditions) and certain other investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor.

           - Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which (i) Morgan Stanley Dean Witter Trust, FSB serves as trustee (ii) or Morgan Stanley's Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement or (iii) an entity independent from Morgan Stanley serves as recordkeeper under an alliance or similar agreement with Morgan Stanley's Retirement Plan Services (together "Morgan Stanley Eligible Plans"), provided that, in the case of (i) and (ii) above, any such plan has at least 200 eligible employees.

           - A Morgan Stanley Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

           - A client of a Morgan Stanley Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) you sold the shares not more than 60 days prior to the purchase of Fund shares, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.

           - Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

           - Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

[Sidebar]
CONTINGENT DEFERRED SALES
CHARGE OR CDSC
A FEE YOU PAY WHEN YOU SELL SHARES OF CERTAIN MORGAN STANLEY FUNDS PURCHASED WITHOUT AN INITIAL SALES CHARGE. THIS FEE DECLINES THE LONGER YOU HOLD YOUR SHARES AS SET FORTH IN THE TABLE.
[End Sidebar]

         CLASS B SHARES Class B shares are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

                                                  CDSC AS A PERCENTAGE
 YEAR SINCE PURCHASE PAYMENT MADE                  OF AMOUNT REDEEMED
 -------------------------------------------------------------------------------
  First                                                   5.0%
 -------------------------------------------------------------------------------
  Second                                                  4.0%
 -------------------------------------------------------------------------------
  Third                                                   3.0%
 -------------------------------------------------------------------------------
  Fourth                                                  2.0%
 -------------------------------------------------------------------------------
  Fifth                                                   2.0%
 -------------------------------------------------------------------------------
  Sixth                                                   1.0%
 -------------------------------------------------------------------------------
  Seventh and thereafter                         None
 -------------------------------------------------------------------------------

    Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

    CDSC WAIVERS. A CDSC, if otherwise applicable, will be waived in the case of:

    - Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are:
      (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.

    - Sales in connection with the following retirement plan "distributions":
      (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age
      59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

    - Sales of shares held for you as a participant in a Morgan Stanley Eligible Plan.

    - Sales of shares in connection with the Systematic Withdrawal Plan of up to 12% annually of the value of each fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

           - Sales of shares if you simultaneously invest the proceeds in the Investment Manager's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares acquired in connection with the Investment Manager's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, and mandatory sale or transfer restrictions on termination.

           All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

           DISTRIBUTION FEE. Class B shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets of Class B.

           CONVERSION FEATURE. After ten (10) years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares acquired in exchange for shares of another Morgan Stanley Fund originally purchased before May 1, 1997, however, will convert to Class A shares in May 2007.)

           In the case of Class B shares held in a Morgan Stanley Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Fund purchased by that plan.

           Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

           If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

           EXCHANGING SHARES SUBJECT TO A CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does NOT charge a CDSC WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.

           For example, if you held Class B shares of the Fund for one year, exchanged to Class B of another Morgan Stanley Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees you paid on those shares while in that fund up to the amount of any applicable CDSC.

           In addition, shares that are exchanged into or from a Morgan Stanley Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.

         CLASS C SHARES Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

           DISTRIBUTION FEE. Class C shares are subject to an annual distribution (12b-1) fee of up to 1.0% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

         CLASS D SHARES Class D shares are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for Morgan Stanley Eligible Plans) and the following categories of investors:

           - Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees and mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

           - Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees and mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset based fee for investment advisory, administrative and/or brokerage services. With respect to Class D shares held through the Morgan Stanley Choice Program, at such time as those Fund shares are no longer held through the program, the shares will be automatically converted into Class A shares (which are subject to higher expenses than Class D shares) based on the then current relative net asset values of the two classes.

           - Certain investment programs that do not charge an asset-based fee and have been approved by the Fund's distributor. However, Class D shares are not offered for investments made through Section 529 plans or donor-advised charitable gift funds (regardless of the size of the investment).

           - Employee benefit plans maintained by Morgan Stanley Dean Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.

           - Certain unit investment trusts sponsored by Morgan Stanley DW.

           - Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

           - Investors who were shareholders of the Dean Witter Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.

           MEETING CLASS D ELIGIBILITY MINIMUMS. To meet the $5 million
           ($25 million for Morgan Stanley Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Multi-Class Funds; and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Funds you currently own that you acquired in exchange for those shares.

         NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

         PLAN OF DISTRIBUTION (RULE 12b-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

NOTES

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MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS
        The Morgan Stanley Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!
--------------------------------------------------------------------------------
 GROWTH FUNDS
---------------------------------
GROWTH FUNDS
Aggressive Equity Fund
All Star Growth Fund
American Opportunities Fund
Capital Growth Securities
Developing Growth Securities Trust
Growth Fund
Market Leader Trust
Mid-Cap Equity Trust
Next Generation Trust
New Discoveries Fund
Small Cap Growth Fund
Special Value Fund
Tax-Managed Growth Fund
21st Century Trend Fund
THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities
Technology Fund
GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas"
 Portfolio
European Growth Fund
Fund of Funds - International Portfolio
International Fund
International SmallCap Fund
International Value Equity Fund
Japan Fund
Latin American Growth Fund
Pacific Growth Fund
--------------------------------------------------------------------------------
 GROWTH & INCOME FUNDS
---------------------------------
GROWTH & INCOME FUNDS
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Equity Fund
Fund of Funds - Domestic Portfolio
Income Builder Fund
Nasdaq-100 Index Fund
S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund
Total Market Index Fund
Total Return Trust
Value Fund
Value-Added Market Series/Equity Portfolio
THEME FUNDS
KLD Social Index Fund
Real Estate Fund
Utilities Fund
GLOBAL FUNDS
Global Dividend Growth Securities
Global Utilities Fund
--------------------------------------------------------------------------------
 INCOME FUNDS
---------------------------------
GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust
DIVERSIFIED INCOME FUNDS
Diversified Income Trust
CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund (NL)
GLOBAL INCOME FUNDS
North American Government Income Trust
TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust
--------------------------------------------------------------------------------
 MONEY MARKET FUNDS
---------------------------------
TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund (MM)
U.S. Government Money Market Trust (MM)
TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust (MM)
New York Municipal Money Market Trust (MM)
Tax-Free Daily Income Trust (MM)
There may be funds created after this PROSPECTUS was published. Please consult the inside back cover of a new fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.
Unless otherwise noted, each listed Morgan Stanley Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple
Classes of shares. The other types of Funds are: NL - No-Load (Mutual) Fund;
MM - Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

                                                      PROSPECTUS - JUNE 18, 2001

The Fund's STATEMENT OF ADDITIONAL INFORMATION provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of this document, to request other information about the Fund, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Financial Advisor or by visiting our Internet site at:

                          WWW.MORGANSTANLEY.COM/FUNDS

Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0120.

Morgan Stanley
                                                           KLD SOCIAL INDEX FUND

                               [BACK COVER PHOTO]

                                                     A MUTUAL FUND THAT SEEKS TO
                                                              PROVIDE INVESTMENT
                                                            RESULTS THAT, BEFORE
                                                            EXPENSES, CORRESPOND
                                                      TO THE TOTAL RETURN (i.e.,
                                                              THE COMBINATION OF
                                                     CAPITAL CHANGES AND INCOME)
                                                     OF THE KLD LARGE CAP SOCIAL
                                                                       INDEX-SM-

(THE FUND'S INVESTMENT COMPANY ACT FILE NO IS 811-10353)